Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive loss
Accumulated other comprehensive loss

10.Accumulated other comprehensive loss

In 2011, Accumulated other comprehensive loss decreased with unrealized gains on interest rate swaps of $15,245, and $2,020 related to amortization of deferred loss on de-designated financial instruments. Also included in the above gains is $34 which resulted from unrealized gains on marketable securities. In 2010, Accumulated other comprehensive loss decreased with unrealized gains on interest rate swaps of $3,289, and $2,113 related to amortization of deferred loss on de-designated financial instruments. In 2009, Accumulated other comprehensive loss decreased with unrealized gains on interest rate swaps of $14,508.